Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment
Schedule of property and equipment
	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Point of Sale (POS) terminals	1,416,636	338,201	(300,135)	-	1,454,702
Computers and peripherals	201,358	36,766	296	46	238,466
Own properties	8,606	-	-	-	8,606
Furniture and fixtures	7,513	261	(264)	118	7,628
Land	2,766	-	-	-	2,766
Improvements in own properties	1,088	107	(55)	10	1,150
Leasehold improvements	6,203	-	(36)	-	6,167
Telecommunications equipment	1,862	-	(1,145)	7	724
Provision for impairment	(29,685)	(6,143)	398	-	(35,430)
Total	1,616,347	369,192	(300,941)	181	1,684,779

	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Depreciation Point of Sale terminals	(900,901)	(289,270)	282,905	-	(907,266)
Depreciation Computers and peripherals	(89,704)	(44,041)	695	-	(133,050)
Depreciation of own properties	(1,950)	(345)	-	-	(2,295)
Depreciation of furniture and fixtures	(2,890)	(720)	223	-	(3,387)
Depreciation of improvements in own properties	(565)	(105)	-	-	(670)
Depreciation of leasehold improvements	(5,715)	(82)	-	-	(5,797)
Depreciation of telecommunications equipment	(761)	(16)	61	-	(716)
Total	(1,002,486)	(334,579)	283,884	-	(1,053,181)
Total, net	613,861	34,613	(17,057)	181	631,598

(1) Consolidated opening balances referring to the acquisition of Eyemobile.

	12/31/2019	Additions	Disposals/ Transfers (1)	12/31/2020
Point of Sale (POS) terminals	1,314,027	251,317	(148,708)	1,416,636
Computers and peripherals	203,590	56,249	(58,481)	201,358
Own properties	8,606	-	-	8,606
Furniture and fixtures	7,873	2,600	(2,960)	7,513
Land	2,766	-	-	2,766
Improvements in own properties	1,087	1	-	1,088
Leasehold improvements	6,472	-	(269)	6,203
Telecommunications equipment	2,234	-	(372)	1,862
Provision for impairment	(37,475)	(1,295)	9,085	(29,685)
Total	1,509,180	308,872	(201,705)	1,616,347

	12/31/2019	Additions	Disposals/ Transfers (1)	12/31/2020
Depreciation Point of Sale terminals	(732,906)	(245,138)	77,143	(900,901)
Depreciation Computers and peripherals	(106,296)	(30,874)	47,466	(89,704)
Depreciation of own properties	(1,606)	(345)	1	(1,950)
Depreciation of furniture and fixtures	(4,136)	(690)	1,936	(2,890)
Depreciation of improvements in own properties	(460)	(103)	(2)	(565)
Depreciation of leasehold improvements	(5,512)	(394)	191	(5,715)
Depreciation of telecommunications equipment	(1,027)	(101)	367	(761)
Total	(851,943)	(277,645)	127,102	(1,002,486)
Total, net	657,237	31,227	(74,603)	613,861

(1) Include transfers from Property and Equipment to Inventory.

Schedule of useful life adopted for each class of property, plant and equipment
	Average useful life	Annual depreciation rate
Point of Sale (POS) terminals	3 years	33%
Computers and peripherals	5 years	20%
Own properties	25 years	4%
Furniture and fixtures	10 years	10%
Improvements in own properties	10 years	10%
Leasehold improvements	4 years	25%
Telecommunications equipment	5 years	20%